Other disclosures - Companies in the Novo Nordisk Group (Details)	12 Months Ended
Dec. 31, 2025
US Operations | Novo Nordisk Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk Pharmaceutical Industries LP, US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk Pharmatech US, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk Pharma, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk Corporate Development US, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk Research & Development US, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk US Bio Production, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Novo Nordisk US Holdings Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Akero Therapeutics Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Catalent Indiana LLC, US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Dicerna Pharmaceuticals, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Emisphere Technologies, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
US Operations | Forma Therapeutics, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Aldaph SpA, Algeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Argentina S.A., Argentina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceuticals Pty. Ltd., Australia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma GmbH, Austria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Azerbaijan LLC, Azerbaijan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Private) Limited, Bangladesh
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Production Belgium S.A, Belgium
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | S.A. Novo Nordisk Pharma N.V., Belgium
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma EAD, Bulgaria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Inversago Pharma Inc., Canada
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Canada Inc., Canada
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Farmacéutica Limitada, Chile
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk (China) Pharmaceuticals Co. Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region China A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Colombia SAS, Colombia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Hrvatska d.o.o., Croatia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Production Czech s.r.o, Czech Republic
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk s.r.o., Czech Republic
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Denmark A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk North America Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceuticals A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region AAMEO and LATAM A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region Europe A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region Japan & Korea A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmatech A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Egypt LLC, Egypt
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Estonia OÜ, Estonia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Farma OY, Finland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Biocorp Production S.A., France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Production SAS, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Cardior Pharmaceuticals GmbH, Germany
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma GmbH, Germany
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Hellas Epe., Greece
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Hong Kong Limited, Hong Kong
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Hungária Kft., Hungary
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk India Private Limited, India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Service Centre (India) Pvt. Ltd., India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | PT. Novo Nordisk Indonesia, Indonesia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pars Co. (PJS), Iran
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Limited, Ireland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Production Ireland Ltd., Ireland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Ltd, Israel
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Catalent Anagni S.R.L, Italy
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk S.P.A., Italy
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Ltd., Japan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Kazakhstan LLP, Kazakhstan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Kenya Ltd., Kenya
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Latvia SIA, Latvia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma SARL, Lebanon
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | UAB Novo Nordisk Pharma, Lithuania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Operations (Business Area) Sdn, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Mexico S.A. de C.V., Mexico
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Service Centre Mexico, S.A., Mexico
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma SAS, Morocco
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk B.V., Netherlands
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Finance (Netherlands) B.V., Netherlands
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceuticals Ltd., New Zealand
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Limited, Nigeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Farma dooel, North Macedonia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Norway AS, Norway
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Private) Limited, Pakistan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Panama S.A., Panama
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Peru S.A.C., Peru
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Sp.z.o.o., Poland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Portugal, Lda., Portugal
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Farma S.R.L., Romania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Limited Liability Company, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Production Support LLC, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Saudi for Trading, Saudi Arabia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Regional Headquarters Company, Saudi Arabia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Slovakia s.r.o., Slovakia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk, d.o.o., Slovenia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk (Pty) Limited, South Africa
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Korea Ltd., South Korea
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma S.A., Spain
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Lanka (PVT) Ltd, Sri Lanka
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Scandinavia AB, Sweden
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Health Care AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Taiwan) Ltd., Taiwan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma (Thailand) Ltd., Thailand
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Tunisie SARL, Tunisia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Ukraine, LLC, Ukraine
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Gulf FZE, United Arab Emirates
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Limited, UK
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Research Centre Oxford Limited, UK
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Vietnam Ltd., Vietnam
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Other subsidiaries and associated companies | NNE A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	100.00%
Other subsidiaries and associated companies | NNIT A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	18.00%
Other subsidiaries and associated companies | CS Solar Fund XIV, LLC, US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	99.00%